Mutual Funds Depositary Function	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Mutual Funds Depositary Function
45.	MUTUAL FUNDS DEPOSITARY FUNCTION
As of December 31, 2020 Banco Macro SA, in its capacity as depositary company, holds in custody the shares in mutual funds subscribed by third parties and assets from the following mutual funds:

Fund	Number of shares	Equity
Pionero Acciones	9,756,071	327,566
Pionero Argentina Bicentenario	343,298,122	836,673
Pionero Empresas FCI Abierto Pymes	261,731,584	1,475,402
Pionero FF	38,872,932	621,204
Pionero Gestión	996,810,463	1,081,486
Pionero Pesos	710,991,706	6,230,480
Pionero Pesos Plus	5,815,110,750	30,594,852
Pionero Renta	16,676,404	838,913
Pionero Renta Ahorro	97,409,727	1,882,603
Pionero Renta Ahorro Plus	961,427,834	4,326,701
Pionero Renta Estratégico	751,241,010	2,065,990
Pionero Renta Mixta I	20,336,414	92,278
Pionero Ahorro Dólares	3,624,907	286,176
Pionero Renta Fija Dólares	3,108,507	191,867
Argenfunds Abierto Pymes	2,273,411,547	4,638,247
Argenfunds Ahorro Pesos	65,544,394	605,472
Argenfunds Liquidez	5,556,185,412	8,941,739
Argenfunds Renta Argentina	8,911,464	33,916
Argenfunds Renta Balanceada	257,312,382	1,046,268
Argenfunds Renta Dinámica	8,522	25
Argenfunds Renta Fija	198,066,516	3,045,372
Argenfunds Renta Flexible	440,119,193	1,418,107
Argenfunds Renta Global	8,983,257	33,192
Argenfunds Renta Mixta	43,881	28
Argenfunds Renta Pesos	199,849,796	1,334,857
Argenfunds Renta Total	833,924,833	860,190
Argenfunds Renta Variable	276,458,840	5,261
Argenfunds Retorno Absoluto	574,667,044	1,088,368
Argenfunds Renta Capital	23,013,791	1,991,021
Argenfunds Renta Crecimiento	23,949,324	1,911,422
Argenfunds Renta Mixta Plus	353,432	23,928